Franchise Arrangements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Franchise Arrangements [Line Items]
Property and equipment, net	$ 833,357	$ 1,092,994
Property And Equipment Under Franchise Arrangements [Member]
Franchise Arrangements [Line Items]
Property and equipment, net	131,587	170,400
Land	$ 39,452	$ 48,797
Initial Franchise Fee [Member]
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years